Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Alternative Fund - 1.3%
Transamerica Strategic Income, Class I2 (A)	1,068,132	$ 9,442,285
International Equity Funds - 11.6%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	1,265,680	13,201,042
Transamerica Emerging Markets Equity, Class I2 (A)	216,273	2,281,682
Transamerica International Equity, Class I2 (A)	949,193	23,891,200
Transamerica International Focus, Class I2 (A)	3,551,764	25,856,841
Transamerica International Small Cap Value, Class I2 (A)	1,105,906	20,171,723
		85,402,488
International Mixed Allocation Fund - 21.5%
Transamerica Aegon Bond VP, Initial Class (A)	16,895,140	159,152,223
U.S. Equity Funds - 29.5%
Transamerica Janus Mid-Cap Growth VP, Initial Class (A)	3,464	107,499
Transamerica JPMorgan Enhanced Index VP, Initial Class (A)	1,573,515	44,860,895
Transamerica Large Cap Value, Class I2 (A)	3,751,082	62,493,025
Transamerica Mid Cap Growth, Class I2 (A)	13,136	149,751
Transamerica Mid Cap Value Opportunities, Class I2 (A)	946	10,931
Transamerica Small Cap Value, Class I2 (A)	70,012	364,060
Transamerica T. Rowe Price Small Cap VP, Initial Class (A)	23,247	266,178
Transamerica WMC US Growth VP, Initial Class (A)	2,666,420	109,803,172
		218,055,511
U.S. Fixed Income Funds - 33.7%
Transamerica Aegon Core Bond VP, Initial Class (A)	2,605,777	28,298,734
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Core Bond, Class I2 (A)	15,119,127	$ 131,385,216
Transamerica Floating Rate, Class I2 (A)	833,882	7,446,569
Transamerica High Yield Bond, Class I2 (A)	4,544,405	37,627,675
Transamerica Long Credit, Class I2 (A)	4,577,439	43,989,184
		248,747,378
Total Investment Companies (Cost $675,874,097)		720,799,885

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Notes
4.25%, 01/31/2026 (B)	$ 10,113,400	10,120,510
Total U.S. Government Obligation (Cost $10,119,456)		10,120,510
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.65% (C), dated 09/30/2025, to be repurchased at $5,148,657 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $5,251,414.	5,148,421	5,148,421
Total Repurchase Agreement (Cost $5,148,421)		5,148,421
Total Investments (Cost $691,141,974)		736,068,816
Net Other Assets (Liabilities) - 0.3%		2,506,635
Net Assets - 100.0%		$ 738,575,451
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	777	12/31/2025	$84,797,513	$84,844,758	$47,245	$—
10-Year U.S. Treasury Notes	123	12/19/2025	13,767,387	13,837,500	70,113	—
10-Year U.S. Treasury Ultra Notes	70	12/19/2025	7,970,817	8,055,469	84,652	—
CAD Currency	94	12/16/2025	6,832,497	6,777,400	—	(55,097)
E-Mini Russell 2000® Index	84	12/19/2025	10,147,021	10,313,100	166,079	—
EUR Currency	152	12/15/2025	22,451,756	22,404,800	—	(46,956)
Euro-BTP Italy Government Bonds	163	12/08/2025	22,677,558	22,933,812	256,254	—
FTSE 100 Index	121	12/19/2025	15,205,508	15,309,091	103,583	—
GBP Currency	86	12/15/2025	7,278,988	7,229,912	—	(49,076)
Hong Kong Hang Seng Index	106	10/30/2025	17,914,338	18,328,774	414,436	—
JPY Currency	83	12/15/2025	7,095,964	7,069,525	—	(26,439)
MSCI Emerging Markets Index	699	12/19/2025	47,031,372	47,521,515	490,143	—
S&P Midcap 400® E-Mini Index	45	12/19/2025	14,890,521	14,787,900	—	(102,621)
TOPIX Index	36	12/11/2025	7,546,966	7,646,212	99,246	—
Total					$1,731,751	$(280,189)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CHF Currency	(118)	12/15/2025	$(18,788,473)	$(18,692,675)	$95,798	$—
German Euro BUXL	(65)	12/08/2025	(8,516,485)	(8,736,346)	—	(219,861)
MSCI EAFE Index	(99)	12/19/2025	(13,830,980)	(13,787,235)	43,745	—
S&P 500® E-Mini Index	(91)	12/19/2025	(30,238,018)	(30,661,313)	—	(423,295)
S&P/ASX 200 Index	(178)	12/18/2025	(26,171,152)	(26,127,123)	44,029	—
S&P/TSX 60 Index	(24)	12/18/2025	(5,971,193)	(6,114,421)	—	(143,228)
Total					$183,572	$(786,384)
Total Futures Contracts					$1,915,323	$(1,066,573)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$720,799,885	$—	$—	$720,799,885
U.S. Government Obligation	—	10,120,510	—	10,120,510
Repurchase Agreement	—	5,148,421	—	5,148,421
Total Investments	$720,799,885	$15,268,931	$—	$736,068,816
Other Financial Instruments
Futures Contracts (E)	$1,915,323	$—	$—	$1,915,323
Total Other Financial Instruments	$1,915,323	$—	$—	$1,915,323
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,066,573)	$—	$—	$(1,066,573)
Total Other Financial Instruments	$(1,066,573)	$—	$—	$(1,066,573)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$182,373,275	$10,163,932	$(33,375,156)	$(5,728,624)	$5,718,796	$159,152,223	16,895,140	$10,163,933	$—
Transamerica Aegon Core Bond VP, Initial Class	—	28,640,301	—	—	(341,567)	28,298,734	2,605,777	735,102	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	15,454,460	264,125	(3,738,844)	76,533	1,144,768	13,201,042	1,265,680	264,126	—
Transamerica Core Bond, Class I2	162,496,428	4,477,420	(38,982,645)	(2,043,435)	5,437,448	131,385,216	15,119,127	4,477,420	—
Transamerica Emerging Markets Equity, Class I2	1,715,046	—	—	—	566,636	2,281,682	216,273	—	—
Transamerica Floating Rate, Class I2	8,954,598	497,872	(1,894,800)	(110,027)	(1,074)	7,446,569	833,882	497,871	—
Transamerica High Yield Bond, Class I2	64,311,235	3,250,329	(30,649,500)	1,411,470	(695,859)	37,627,675	4,544,405	3,250,329	—
Transamerica International Equity, Class I2	19,268,628	—	—	—	4,622,572	23,891,200	949,193	—	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Focus, Class I2	$23,015,430	$—	$—	$—	$2,841,411	$25,856,841	3,551,764	$—	$—
Transamerica International Small Cap Value, Class I2	15,560,096	—	—	—	4,611,627	20,171,723	1,105,906	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	101,165	12,075	—	—	(5,741)	107,499	3,464	310	11,764
Transamerica JPMorgan Enhanced Index VP, Initial Class	39,576,562	5,239,427	—	—	44,906	44,860,895	1,573,515	814,526	4,424,901
Transamerica Large Cap Value, Class I2	61,870,354	510,090	(8,359,834)	989,581	7,482,834	62,493,025	3,751,082	510,090	—
Transamerica Long Credit, Class I2	43,061,651	1,656,468	(2,284,416)	90,777	1,464,704	43,989,184	4,577,439	1,656,468	—
Transamerica Mid Cap Growth, Class I2	133,681	50	—	—	16,020	149,751	13,136	—	50
Transamerica Mid Cap Value Opportunities, Class I2	10,051	—	—	—	880	10,931	946	—	—
Transamerica Small Cap Value, Class I2	345,857	—	—	—	18,203	364,060	70,012	—	—
Transamerica Strategic Income, Class I2	8,842,348	389,343	—	—	210,594	9,442,285	1,068,132	389,343	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	244,973	39,484	—	—	(18,279)	266,178	23,247	7,280	32,204
Transamerica WMC US Growth VP, Initial Class	103,325,455	16,888,562	(8,359,834)	1,142,494	(3,193,505)	109,803,172	2,666,420	832,435	16,056,127
Total	$750,661,293	$72,029,478	$(127,645,029)	$(4,171,231)	$29,925,374	$720,799,885	60,834,540	$23,599,233	$20,525,046

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $10,008,432.
(C)	Rate disclosed reflects the yield at September 30, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust